Prepaid Expenses and Other Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Prepaid expenses	€ 988	€ 844
Other tax assets	256	241
Total	1,244	1,085
Other non-financial assets	€ 2,682	€ 2,374
Prepaid expenses and other tax assets as % of / Other non-financial assets	46.00%	46.00%
Non-Current Assets
Prepaid expenses	€ 430	€ 386
Other tax assets	67	33
Total	497	419
Other non-financial assets	€ 3,990	€ 3,573
Prepaid expenses and other tax assets as % of / Other non-financial assets	12.00%	12.00%
Total
Prepaid expenses	€ 1,418	€ 1,230
Other tax assets	323	274
Total	1,741	1,504
Other non-financial assets	€ 6,672	€ 5,947
Prepaid expenses and other tax assets as % of / Other non-financial assets	26.00%	25.00%